Stock-Based Compensation - Restricted Stock Units Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs Outstanding, Unvested Ending balance	37,760
Weighted Average Remaining Contractual Life (Years), Stock awards exercisable	6 years 2 months 5 days
Restricted Stock Units Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs Outstanding, Unvested Beginning balance
RSUs Outstanding, Granted	39,806
RSUs Outstanding, Canceled	(2,046)
RSUs Outstanding, Exercised
RSUs Outstanding, Unvested Ending balance	37,760
RSUs Outstanding, Stock awards exercisable
RSUs Outstanding, Stock awards vested and expected to vest	32,688
Weighted Average Grant Date fair Value, Granted	16.40
Weighted Average Grant Date fair Value, Canceled	16.14
Weighted Average Grant Date fair Value, Unvested Ending balance	16.41
Weighted Average Remaining Contractual Life (Years), Unvested Ending balance	2 years 1 month 28 days
Weighted Average Remaining Contractual Life (Years), Stock awards vested and expected to vest	2 years 1 month 2 days
Aggregate Intrinsic Value, Unvested Beginning balance
Aggregate Intrinsic Value, Unvested Ending balance	613,222
Aggregate Intrinsic Value, Stock awards exercisable
Aggregate Intrinsic Value, Stock awards vested and expected to vest	530,856
Restricted Stock Units Activity [Member] | Rolled from 2005 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs Outstanding, Rolled